Convertible Notes, Debt and Equity Movement of First and Third Jelco Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Deficit [Abstract]
Amortization (Note 11)	$ 5,518	$ 3,713	$ 4,339
Debt [Abstract]
Beginning balance	14,608
Ending balance	14,516	14,608
Jelco [Member] | First and Third Jelco Notes [Member]
Applicable Limit [Abstract]
Beginning balance	17,750	17,750
Ending balance	17,750	17,750	17,750
Debt Discount [Abstract]
Beginning balance	(14,389)	(14,389)
Ending balance	(14,389)	(14,389)	(14,389)
Accumulated Deficit [Abstract]
Beginning balance	5,801	3,601
Amortization (Note 11)	2,869	2,200
Ending balance	8,670	5,801	3,601
Debt [Abstract]
Beginning balance	9,162	6,962
Amortization (Note 11)	2,869	2,200
Ending balance	12,031	9,162	6,962
Additional Paid-in Capital [Abstract]
Beginning balance	14,189	14,189
Ending balance	$ 14,189	$ 14,189	$ 14,189